Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VanEck ETF Trust
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000101627
Shareholder Report [Line Items]
Fund Name	VanEck CEF Muni Income ETF
Class Name	VanEck CEF Muni Income ETF
Trading Symbol	XMPT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck CEF Muni Income ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck CEF Muni Income ETF	$43	0.41%
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Municipal closed-end funds (CEF) delivered strong positive returns over the reporting period, supported by elevated tax-exempt income, Federal Reserve rate cuts that reduced CEF leverage costs, and improving investor sentiment toward leveraged municipal structures. Record issuance also expanded the opportunity set for active portfolio managers to add value.

  The underlying closed-end fund holdings traded at a weighted average discount to net asset value of -3.99% as of April 30, 2026, meaningfully tighter than at the start of the period. Discounts widened sharply early in the period before compressing steadily, ending near their tightest level over the reporting period.

  The Nuveen AMT-Free Quality Municipal Income Fund and Nuveen AMT-Free Municipal Credit Income Fund were the largest contributors to the Fund’s performance. The Pioneer Municipal High Income Fund and PIMCO Municipal Income Fund were the largest detractors from performance, though the impact was minimal.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE US Broad Municipal Index	S-Network Municipal Bond Closed-End Fund Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,010	$10,031	$10,014
Jun 16	$10,407	$10,194	$10,414
Jul 16	$10,447	$10,189	$10,460
Aug 16	$10,374	$10,212	$10,389
Sep 16	$10,298	$10,163	$10,315
Oct 16	$9,706	$10,068	$9,725
Nov 16	$9,230	$9,701	$9,250
Dec 16	$9,367	$9,807	$9,419
Jan 17	$9,642	$9,857	$9,652
Feb 17	$9,656	$9,921	$9,671
Mar 17	$9,639	$9,943	$9,655
Apr 17	$9,807	$10,015	$9,824
May 17	$9,994	$10,163	$10,013
Jun 17	$10,015	$10,140	$10,037
Jul 17	$10,249	$10,214	$10,273
Aug 17	$10,289	$10,300	$10,320
Sep 17	$10,216	$10,261	$10,238
Oct 17	$10,053	$10,280	$10,080
Nov 17	$10,103	$10,236	$10,134
Dec 17	$10,146	$10,338	$10,218
Jan 18	$9,753	$10,229	$9,781
Feb 18	$9,696	$10,185	$9,728
Mar 18	$9,680	$10,219	$9,713
Apr 18	$9,665	$10,180	$9,702
May 18	$9,864	$10,299	$9,909
Jun 18	$9,845	$10,311	$9,889
Jul 18	$9,887	$10,335	$9,935
Aug 18	$9,977	$10,351	$10,029
Sep 18	$9,743	$10,285	$9,795
Oct 18	$9,346	$10,211	$9,401
Nov 18	$9,588	$10,324	$9,648
Dec 18	$9,546	$10,445	$9,651
Jan 19	$10,105	$10,523	$10,175
Feb 19	$10,291	$10,579	$10,365
Mar 19	$10,539	$10,733	$10,618
Apr 19	$10,615	$10,772	$10,699
May 19	$10,816	$10,920	$10,908
Jun 19	$10,980	$10,965	$11,077
Jul 19	$11,269	$11,049	$11,371
Aug 19	$11,470	$11,209	$11,578
Sep 19	$11,395	$11,131	$11,508
Oct 19	$11,361	$11,145	$11,477
Nov 19	$11,381	$11,164	$11,501
Dec 19	$11,487	$11,198	$11,645
Jan 20	$11,860	$11,385	$11,991
Feb 20	$11,715	$11,527	$11,848
Mar 20	$10,702	$11,154	$10,830
Apr 20	$10,278	$11,009	$10,409
May 20	$10,956	$11,343	$11,100
Jun 20	$11,133	$11,429	$11,282
Jul 20	$11,695	$11,594	$11,853
Aug 20	$11,577	$11,560	$11,737
Sep 20	$11,567	$11,558	$11,730
Oct 20	$11,529	$11,536	$11,696
Nov 20	$12,086	$11,691	$12,265
Dec 20	$12,328	$11,758	$12,563
Jan 21	$12,501	$11,823	$12,696
Feb 21	$12,278	$11,651	$12,473
Mar 21	$12,541	$11,714	$12,744
Apr 21	$12,785	$11,813	$12,996
May 21	$13,067	$11,857	$13,289
Jun 21	$13,284	$11,889	$13,514
Jul 21	$13,462	$11,972	$13,701
Aug 21	$13,543	$11,935	$13,787
Sep 21	$13,069	$11,852	$13,308
Oct 21	$13,000	$11,840	$13,241
Nov 21	$13,171	$11,927	$13,419
Dec 21	$13,356	$11,942	$13,612
Jan 22	$12,326	$11,648	$12,564
Feb 22	$12,122	$11,590	$12,361
Mar 22	$11,485	$11,268	$11,715
Apr 22	$10,762	$10,967	$10,980
May 22	$11,150	$11,126	$11,382
Jun 22	$10,582	$10,941	$10,808
Jul 22	$11,229	$11,213	$11,477
Aug 22	$10,738	$10,953	$10,978
Sep 22	$9,611	$10,578	$9,824
Oct 22	$9,319	$10,504	$9,529
Nov 22	$10,423	$10,988	$10,662
Dec 22	$10,182	$10,985	$10,419
Jan 23	$10,689	$11,291	$10,942
Feb 23	$10,124	$11,036	$10,367
Mar 23	$10,356	$11,269	$10,609
Apr 23	$10,274	$11,252	$10,528
May 23	$10,012	$11,167	$10,263
Jun 23	$10,181	$11,262	$10,440
Jul 23	$10,316	$11,289	$10,582
Aug 23	$9,877	$11,164	$10,135
Sep 23	$9,180	$10,870	$9,418
Oct 23	$8,932	$10,751	$9,167
Nov 23	$10,044	$11,383	$10,312
Dec 23	$10,454	$11,644	$10,737
Jan 24	$10,532	$11,619	$10,821
Feb 24	$10,621	$11,622	$10,916
Mar 24	$10,772	$11,611	$11,076
Apr 24	$10,393	$11,490	$10,691
May 24	$10,636	$11,460	$10,944
Jun 24	$11,069	$11,636	$11,392
Jul 24	$11,247	$11,732	$11,580
Aug 24	$11,468	$11,823	$11,811
Sep 24	$11,810	$11,940	$12,168
Oct 24	$11,477	$11,783	$11,829
Nov 24	$11,789	$11,963	$12,154
Dec 24	$11,170	$11,826	$11,519
Jan 25	$11,442	$11,859	$11,806
Feb 25	$11,675	$11,978	$12,052
Mar 25	$11,343	$11,783	$11,714
Apr 25	$11,099	$11,721	$11,468
May 25	$11,083	$11,702	$11,455
Jun 25	$11,183	$11,788	$11,562
Jul 25	$11,082	$11,760	$11,462
Aug 25	$11,314	$11,860	$11,710
Sep 25	$11,833	$12,131	$12,252
Oct 25	$12,000	$12,259	$12,428
Nov 25	$11,941	$12,292	$12,432
Dec 25	$12,050	$12,311	$12,488
Jan 26	$12,241	$12,400	$12,691
Feb 26	$12,505	$12,553	$12,964
Mar 26	$11,968	$12,288	$12,408
Apr 26	$12,217	$12,418	$12,669

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck CEF Muni Income ETF	10.07%	(0.90)%	2.02%
S-Network Municipal Bond Closed-End Fund Index	10.47%	(0.51)%	2.39%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 205,846,957
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 754,804
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$205,846,957 Number of Portfolio Holdings38 Portfolio Turnover Rate13% Management Fees Paid$754,804
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Municipal Closed-End Funds		100.2%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
BlackRock MuniHoldings Fund, Inc.	7.5%
Nuveen AMT-Free Quality Municipal Income Fund	7.4%
BlackRock MuniYield Quality Fund, Inc.	6.5%
Nuveen Quality Municipal Income Fund	6.4%
Nuveen AMT-Free Municipal Credit Income Fund	6.3%
Nuveen Municipal Credit Income Fund	5.7%
BlackRock Municipal 2030 Target Term Trust	5.5%
BlackRock MuniYield Quality Fund III, Inc.	5.0%
Nuveen Municipal Value Fund, Inc.	4.8%
PIMCO Municipal Income Fund II	3.8%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000112445
Shareholder Report [Line Items]
Fund Name	VanEck Emerging Markets High Yield Bond ETF
Class Name	VanEck Emerging Markets High Yield Bond ETF
Trading Symbol	HYEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Emerging Markets High Yield Bond ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets High Yield Bond ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund delivered a positive return during the period, supported by coupon income as well as a compression in credit spreads, while movements in interest rates detracted from performance.

  Issuers in the Energy, Basic Industry, and Banking sectors contributed most to performance over the period, while Environmental Services contributed negatively.

  By country of risk, Argentina, Mexico, and Colombia were the largest contributors to performance, driven by strong returns and generally higher allocations in the Fund. There were no material detractors from performance from a country of risk perspective.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA Global Broad Market Plus Index	ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,035	$9,877	$10,048
Jun 16	$10,283	$10,164	$10,312
Jul 16	$10,524	$10,241	$10,547
Aug 16	$10,667	$10,195	$10,700
Sep 16	$10,789	$10,245	$10,822
Oct 16	$10,792	$9,973	$10,839
Nov 16	$10,630	$9,584	$10,663
Dec 16	$10,725	$9,545	$10,829
Jan 17	$10,976	$9,648	$11,031
Feb 17	$11,134	$9,697	$11,219
Mar 17	$11,138	$9,710	$11,223
Apr 17	$11,304	$9,817	$11,405
May 17	$11,317	$9,962	$11,415
Jun 17	$11,277	$9,954	$11,386
Jul 17	$11,345	$10,116	$11,461
Aug 17	$11,479	$10,218	$11,602
Sep 17	$11,556	$10,128	$11,698
Oct 17	$11,620	$10,089	$11,771
Nov 17	$11,583	$10,194	$11,703
Dec 17	$11,582	$10,232	$11,752
Jan 18	$11,681	$10,344	$11,812
Feb 18	$11,574	$10,253	$11,724
Mar 18	$11,517	$10,362	$11,672
Apr 18	$11,448	$10,201	$11,596
May 18	$11,276	$10,123	$11,417
Jun 18	$11,142	$10,078	$11,280
Jul 18	$11,326	$10,062	$11,471
Aug 18	$11,006	$10,066	$11,133
Sep 18	$11,305	$9,983	$11,439
Oct 18	$11,230	$9,879	$11,368
Nov 18	$11,177	$9,914	$11,316
Dec 18	$11,172	$10,114	$11,376
Jan 19	$11,651	$10,269	$11,812
Feb 19	$11,781	$10,212	$11,962
Mar 19	$11,834	$10,341	$12,024
Apr 19	$11,898	$10,312	$12,092
May 19	$11,896	$10,458	$12,090
Jun 19	$12,222	$10,689	$12,422
Jul 19	$12,333	$10,664	$12,544
Aug 19	$11,923	$10,894	$12,115
Sep 19	$12,126	$10,779	$12,331
Oct 19	$12,303	$10,850	$12,520
Nov 19	$12,379	$10,764	$12,610
Dec 19	$12,544	$10,819	$12,853
Jan 20	$12,752	$10,964	$13,004
Feb 20	$12,614	$11,045	$12,867
Mar 20	$10,643	$10,805	$10,751
Apr 20	$11,152	$11,007	$11,273
May 20	$11,817	$11,068	$11,966
Jun 20	$12,239	$11,167	$12,424
Jul 20	$12,528	$11,522	$12,723
Aug 20	$12,758	$11,485	$12,970
Sep 20	$12,597	$11,447	$12,819
Oct 20	$12,611	$11,435	$12,842
Nov 20	$13,141	$11,633	$13,397
Dec 20	$13,391	$11,777	$13,733
Jan 21	$13,433	$11,652	$13,723
Feb 21	$13,518	$11,420	$13,823
Mar 21	$13,417	$11,205	$13,719
Apr 21	$13,553	$11,344	$13,863
May 21	$13,674	$11,433	$13,997
Jun 21	$13,745	$11,359	$14,072
Jul 21	$13,622	$11,503	$13,939
Aug 21	$13,781	$11,455	$14,122
Sep 21	$13,591	$11,234	$13,920
Oct 21	$13,414	$11,203	$13,733
Nov 21	$13,203	$11,169	$13,505
Dec 21	$13,268	$11,142	$13,556
Jan 22	$12,968	$10,897	$13,254
Feb 22	$12,324	$10,762	$12,570
Mar 22	$12,071	$10,429	$12,130
Apr 22	$11,812	$9,861	$11,903
May 22	$11,645	$9,887	$11,718
Jun 22	$10,956	$9,573	$11,013
Jul 22	$11,017	$9,787	$11,059
Aug 22	$11,177	$9,397	$11,236
Sep 22	$10,636	$8,896	$10,683
Oct 22	$10,374	$8,831	$10,404
Nov 22	$11,259	$9,247	$11,328
Dec 22	$11,585	$9,286	$11,697
Jan 23	$12,039	$9,581	$12,186
Feb 23	$11,782	$9,271	$11,929
Mar 23	$11,766	$9,563	$11,913
Apr 23	$11,746	$9,612	$11,891
May 23	$11,631	$9,429	$11,759
Jun 23	$11,864	$9,431	$12,001
Jul 23	$12,011	$9,484	$12,155
Aug 23	$11,927	$9,361	$12,060
Sep 23	$11,905	$9,082	$12,038
Oct 23	$11,747	$8,968	$11,877
Nov 23	$12,173	$9,417	$12,321
Dec 23	$12,527	$9,809	$12,681
Jan 24	$12,695	$9,685	$12,861
Feb 24	$12,849	$9,557	$13,019
Mar 24	$13,039	$9,609	$13,210
Apr 24	$12,979	$9,362	$13,164
May 24	$13,201	$9,488	$13,396
Jun 24	$13,332	$9,507	$13,539
Jul 24	$13,563	$9,772	$13,775
Aug 24	$13,766	$9,998	$13,983
Sep 24	$14,000	$10,167	$14,224
Oct 24	$13,986	$9,826	$14,214
Nov 24	$14,091	$9,867	$14,320
Dec 24	$14,084	$9,647	$14,319
Jan 25	$14,258	$9,704	$14,486
Feb 25	$14,430	$9,855	$14,665
Mar 25	$14,403	$9,914	$14,639
Apr 25	$14,273	$10,198	$14,500
May 25	$14,460	$10,151	$14,694
Jun 25	$14,690	$10,344	$14,930
Jul 25	$14,862	$10,192	$15,111
Aug 25	$15,059	$10,340	$15,315
Sep 25	$15,129	$10,411	$15,387
Oct 25	$15,259	$10,388	$15,521
Nov 25	$15,163	$10,413	$15,503
Dec 25	$15,378	$10,423	$15,643
Jan 26	$15,590	$10,522	$15,872
Feb 26	$15,712	$10,640	$15,989
Mar 26	$15,401	$10,310	$15,674
Apr 26	$15,792	$10,430	$16,088

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Emerging Markets High Yield Bond ETF	10.64%	3.11%	4.68%
ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index	10.95%	3.02%	4.87%
ICE BofA Global Broad Market Plus Index	2.27%	(1.67)%	0.42%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 504,446,582
Holdings Count | Holding	532
Advisory Fees Paid, Amount	$ 1,733,460
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$504,446,582 Number of Portfolio Holdings532 Portfolio Turnover Rate39% Management Fees Paid$1,733,460
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		2.6%
Other Investments		0.8%
Real Estate		1.9%
Consumer Cyclicals		3.0%
Government		3.4%
Healthcare		3.5%
Technology		4.4%
Consumer Non-Cyclicals		5.6%
Industrials		7.5%
Utilities		8.1%
Basic Materials		11.8%
Energy		19.1%
Financials		28.3%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Provincia de Buenos Aires, 6.62%, 9/1/2037	1.5%
Digicel International Finance Ltd. / Difl US LLC, 8.62%, 8/1/2032	0.7%
Samarco Mineracao SA, 9.50%, 6/30/2031	0.7%
Grupo Nutresa SA, 9.00%, 5/12/2035	0.6%
Grupo Nutresa SA, 8.00%, 5/12/2030	0.6%
YPF SA, 8.25%, 1/17/2034	0.6%
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/2046	0.6%
First Quantum Minerals Ltd., 6.38%, 2/15/2036	0.6%
Ecopetrol SA, 8.88%, 1/13/2033	0.5%
Petroleos Mexicanos, 7.69%, 1/23/2050	0.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000112461
Shareholder Report [Line Items]
Fund Name	VanEck Fallen Angel High Yield Bond ETF
Class Name	VanEck Fallen Angel High Yield Bond ETF
Trading Symbol	ANGL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Fallen Angel High Yield Bond ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fallen Angel High Yield Bond ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  High yield total returns during the period were supported primarily by coupon income and tighter spreads.

  The Retail sector, the second largest exposure in Fund, experienced strong total returns and contributed the most to performance, followed by Basic Industry and Energy. No sector detracted from performance.

  BB rated bonds contributed most to Fund performance, driven by strong returns and high average weight in the Fund. The CC rated bonds, a small exposure, detracted slightly from performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	ICE US Fallen Angel High Yield 10% Constrained Index
Apr 16	$10,000	$10,000	$10,000
May 16	$9,982	$10,004	$10,006
Jun 16	$10,267	$10,190	$10,279
Jul 16	$10,526	$10,256	$10,557
Aug 16	$10,795	$10,242	$10,827
Sep 16	$10,895	$10,234	$10,931
Oct 16	$11,015	$10,150	$11,060
Nov 16	$10,906	$9,908	$10,951
Dec 16	$11,006	$9,919	$11,144
Jan 17	$11,301	$9,942	$11,372
Feb 17	$11,456	$10,009	$11,541
Mar 17	$11,461	$10,005	$11,543
Apr 17	$11,586	$10,081	$11,678
May 17	$11,674	$10,160	$11,771
Jun 17	$11,657	$10,151	$11,757
Jul 17	$11,832	$10,193	$11,945
Aug 17	$11,882	$10,289	$12,002
Sep 17	$12,066	$10,236	$12,197
Oct 17	$12,119	$10,243	$12,259
Nov 17	$12,089	$10,230	$12,234
Dec 17	$12,070	$10,277	$12,304
Jan 18	$12,316	$10,158	$12,465
Feb 18	$12,064	$10,063	$12,220
Mar 18	$11,932	$10,128	$12,088
Apr 18	$12,032	$10,054	$12,198
May 18	$11,996	$10,125	$12,151
Jun 18	$11,997	$10,114	$12,153
Jul 18	$12,137	$10,115	$12,298
Aug 18	$12,199	$10,181	$12,368
Sep 18	$12,272	$10,116	$12,444
Oct 18	$12,022	$10,037	$12,194
Nov 18	$11,788	$10,095	$11,959
Dec 18	$11,497	$10,282	$11,718
Jan 19	$12,105	$10,387	$12,265
Feb 19	$12,330	$10,386	$12,507
Mar 19	$12,458	$10,589	$12,644
Apr 19	$12,639	$10,591	$12,839
May 19	$12,466	$10,783	$12,664
Jun 19	$12,827	$10,923	$13,034
Jul 19	$12,965	$10,952	$13,178
Aug 19	$12,993	$11,249	$13,216
Sep 19	$13,029	$11,182	$13,255
Oct 19	$13,112	$11,212	$13,345
Nov 19	$13,152	$11,207	$13,410
Dec 19	$13,408	$11,195	$13,748
Jan 20	$13,563	$11,422	$13,848
Feb 20	$13,445	$11,630	$13,736
Mar 20	$11,646	$11,547	$11,836
Apr 20	$12,338	$11,749	$12,570
May 20	$12,870	$11,809	$13,153
Jun 20	$13,278	$11,888	$13,583
Jul 20	$14,093	$12,072	$14,436
Aug 20	$14,239	$11,972	$14,596
Sep 20	$13,938	$11,971	$14,290
Oct 20	$14,028	$11,911	$14,397
Nov 20	$14,879	$12,028	$15,280
Dec 20	$15,195	$12,042	$15,682
Jan 21	$15,313	$11,947	$15,739
Feb 21	$15,411	$11,734	$15,833
Mar 21	$15,283	$11,610	$15,710
Apr 21	$15,540	$11,710	$15,988
May 21	$15,577	$11,745	$16,039
Jun 21	$15,962	$11,845	$16,439
Jul 21	$16,136	$11,972	$16,617
Aug 21	$16,251	$11,956	$16,752
Sep 21	$16,203	$11,841	$16,715
Oct 21	$16,279	$11,844	$16,802
Nov 21	$16,068	$11,890	$16,585
Dec 21	$16,357	$11,852	$16,892
Jan 22	$15,659	$11,603	$16,167
Feb 22	$15,395	$11,456	$15,897
Mar 22	$15,199	$11,135	$15,703
Apr 22	$14,510	$10,726	$15,003
May 22	$14,578	$10,772	$15,064
Jun 22	$13,600	$10,628	$14,059
Jul 22	$14,318	$10,873	$14,807
Aug 22	$14,108	$10,578	$14,605
Sep 22	$13,494	$10,112	$13,963
Oct 22	$13,674	$9,974	$14,156
Nov 22	$14,024	$10,335	$14,524
Dec 22	$14,027	$10,292	$14,528
Jan 23	$14,550	$10,601	$15,088
Feb 23	$14,318	$10,335	$14,853
Mar 23	$14,520	$10,597	$15,066
Apr 23	$14,595	$10,665	$15,143
May 23	$14,426	$10,549	$14,968
Jun 23	$14,683	$10,511	$15,234
Jul 23	$14,864	$10,502	$15,426
Aug 23	$14,869	$10,436	$15,433
Sep 23	$14,619	$10,177	$15,175
Oct 23	$14,476	$10,019	$15,026
Nov 23	$15,298	$10,459	$15,892
Dec 23	$15,843	$10,847	$16,450
Jan 24	$15,926	$10,834	$16,545
Feb 24	$15,862	$10,685	$16,479
Mar 24	$16,085	$10,775	$16,715
Apr 24	$15,803	$10,515	$16,423
May 24	$15,965	$10,694	$16,589
Jun 24	$16,003	$10,796	$16,629
Jul 24	$16,342	$11,046	$16,987
Aug 24	$16,597	$11,203	$17,246
Sep 24	$16,804	$11,353	$17,468
Oct 24	$16,659	$11,076	$17,322
Nov 24	$16,880	$11,187	$17,547
Dec 24	$16,757	$11,006	$17,398
Jan 25	$16,994	$11,069	$17,656
Feb 25	$17,065	$11,309	$17,728
Mar 25	$17,006	$11,313	$17,667
Apr 25	$16,801	$11,355	$17,447
May 25	$17,118	$11,274	$17,779
Jun 25	$17,534	$11,446	$18,217
Jul 25	$17,579	$11,422	$18,267
Aug 25	$17,831	$11,556	$18,507
Sep 25	$18,081	$11,681	$18,762
Oct 25	$18,099	$11,755	$18,777
Nov 25	$18,103	$11,827	$18,876
Dec 25	$18,284	$11,793	$18,970
Jan 26	$18,394	$11,822	$19,090
Feb 26	$18,563	$12,012	$19,259
Mar 26	$18,037	$11,800	$18,722
Apr 26	$18,480	$11,819	$19,186

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Fallen Angel High Yield Bond ETF	10.00%	3.53%	6.33%
ICE US Fallen Angel High Yield 10% Constrained Index	9.97%	3.71%	6.73%
ICE BofA US Broad Market Index	4.08%	0.18%	1.68%

ICE US Fallen Angel High Yield 10% Constrained Index replaced the ICE BofAML US Fallen Angel High Yield Index effective February 28, 2020. Historical performance prior to that date reflects the predecessor index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,065,790,808
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 7,583,850
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,065,790,808 Number of Portfolio Holdings131 Portfolio Turnover Rate52% Management Fees Paid$7,583,850
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		1.9%
Other Investments		0.5%
Utilities		1.1%
Healthcare		2.1%
Industrials		3.5%
Energy		6.9%
Real Estate		7.4%
Financials		10.1%
Technology		12.0%
Basic Materials		15.4%
Consumer Cyclicals		39.1%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Nissan Motor Co. Ltd., 4.34%, 9/17/2027	3.4%
Vodafone Group PLC, 7.00%, 4/4/2079	3.4%
Nissan Motor Co. Ltd., 4.81%, 9/17/2030	3.3%
Entegris, Inc., 4.75%, 4/15/2029	2.6%
Dresdner Funding Trust I, 8.15%, 6/30/2031	1.7%
Celanese US Holdings LLC, 7.20%, 11/15/2033	1.7%
Celanese US Holdings LLC, 7.05%, 11/15/2030	1.7%
Celanese US Holdings LLC, 7.38%, 7/15/2032	1.7%
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.62%, 4/16/2029	1.4%
PacifiCorp, 7.38%, 9/15/2055	1.4%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000176891
Shareholder Report [Line Items]
Fund Name	VanEck Green Bond ETF
Class Name	VanEck Green Bond ETF
Trading Symbol	GRNB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Green Bond ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Coupon income and tighter spreads drove positive investment grade U.S. dollar denominated green bond returns, while movements in interest rates detracted from performance during the period.

  Issuers in the Utility, Real Estate and Foreign Sovereign sector were the largest contributions to performance, while holdings in Energy and Environmental Services detracted from performance.

  By country of risk, United States, South Korea, and Germany were the largest contributors to performance, driven by strong returns and generally higher allocations in the Fund. Brazil was the only detractor from performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	S&P Green Bond U.S. Dollar Select Index
Mar 17	$10,000	$10,000	$10,000
Mar 17	$10,101	$10,061	$10,113
Apr 17	$10,286	$10,137	$10,288
May 17	$10,526	$10,216	$10,530
Jun 17	$10,568	$10,207	$10,588
Jul 17	$10,834	$10,250	$10,854
Aug 17	$10,965	$10,346	$11,007
Sep 17	$10,875	$10,292	$10,922
Oct 17	$10,835	$10,300	$10,887
Nov 17	$10,967	$10,286	$11,034
Dec 17	$10,977	$10,334	$11,068
Jan 18	$11,158	$10,215	$11,245
Feb 18	$10,961	$10,118	$11,052
Mar 18	$11,056	$10,184	$11,156
Apr 18	$10,874	$10,110	$10,983
May 18	$10,662	$10,181	$10,759
Jun 18	$10,668	$10,170	$10,768
Jul 18	$10,690	$10,171	$10,801
Aug 18	$10,659	$10,237	$10,767
Sep 18	$10,608	$10,172	$10,711
Oct 18	$10,407	$10,092	$10,516
Nov 18	$10,403	$10,151	$10,522
Dec 18	$10,530	$10,339	$10,669
Jan 19	$10,684	$10,445	$10,826
Feb 19	$10,648	$10,444	$10,791
Mar 19	$10,746	$10,648	$10,904
Apr 19	$10,737	$10,650	$10,896
May 19	$10,782	$10,843	$10,955
Jun 19	$11,143	$10,983	$11,336
Jul 19	$11,083	$11,012	$11,296
Aug 19	$11,185	$11,312	$11,411
Sep 19	$11,104	$11,245	$11,308
Oct 19	$11,152	$11,275	$11,357
Nov 19	$11,127	$11,269	$11,341
Dec 19	$11,102	$11,257	$11,342
Jan 20	$11,342	$11,485	$11,565
Feb 20	$11,486	$11,694	$11,707
Mar 20	$11,088	$11,611	$11,289
Apr 20	$11,399	$11,815	$11,594
May 20	$11,524	$11,874	$11,755
Jun 20	$11,674	$11,954	$11,902
Jul 20	$11,885	$12,139	$12,113
Aug 20	$11,832	$12,039	$12,079
Sep 20	$11,828	$12,037	$12,080
Oct 20	$11,790	$11,977	$12,051
Nov 20	$11,932	$12,095	$12,199
Dec 20	$11,948	$12,108	$12,255
Jan 21	$11,933	$12,014	$12,215
Feb 21	$11,783	$11,799	$12,082
Mar 21	$11,654	$11,675	$11,948
Apr 21	$11,749	$11,775	$12,045
May 21	$11,796	$11,810	$12,097
Jun 21	$11,875	$11,910	$12,187
Jul 21	$11,967	$12,039	$12,279
Aug 21	$11,974	$12,022	$12,294
Sep 21	$11,844	$11,907	$12,168
Oct 21	$11,745	$11,910	$12,074
Nov 21	$11,745	$11,956	$12,062
Dec 21	$11,731	$11,917	$12,063
Jan 22	$11,464	$11,667	$11,785
Feb 22	$11,283	$11,519	$11,586
Mar 22	$11,026	$11,197	$11,318
Apr 22	$10,657	$10,786	$10,945
May 22	$10,693	$10,832	$10,989
Jun 22	$10,462	$10,687	$10,744
Jul 22	$10,679	$10,934	$10,956
Aug 22	$10,470	$10,637	$10,754
Sep 22	$10,073	$10,168	$10,335
Oct 22	$9,976	$10,029	$10,229
Nov 22	$10,336	$10,393	$10,602
Dec 22	$10,341	$10,349	$10,599
Jan 23	$10,609	$10,660	$10,887
Feb 23	$10,399	$10,393	$10,677
Mar 23	$10,601	$10,656	$10,876
Apr 23	$10,700	$10,724	$10,976
May 23	$10,603	$10,607	$10,881
Jun 23	$10,603	$10,569	$10,871
Jul 23	$10,650	$10,560	$10,919
Aug 23	$10,608	$10,494	$10,880
Sep 23	$10,442	$10,233	$10,721
Oct 23	$10,321	$10,075	$10,601
Nov 23	$10,716	$10,517	$11,008
Dec 23	$11,058	$10,907	$11,365
Jan 24	$11,065	$10,894	$11,377
Feb 24	$10,987	$10,745	$11,307
Mar 24	$11,082	$10,835	$11,394
Apr 24	$10,903	$10,574	$11,218
May 24	$11,063	$10,753	$11,386
Jun 24	$11,154	$10,856	$11,479
Jul 24	$11,354	$11,107	$11,697
Aug 24	$11,525	$11,265	$11,865
Sep 24	$11,666	$11,416	$12,015
Oct 24	$11,484	$11,137	$11,833
Nov 24	$11,573	$11,249	$11,927
Dec 24	$11,459	$11,068	$11,812
Jan 25	$11,522	$11,131	$11,873
Feb 25	$11,698	$11,372	$12,064
Mar 25	$11,689	$11,376	$12,063
Apr 25	$11,711	$11,418	$12,084
May 25	$11,727	$11,336	$12,094
Jun 25	$11,891	$11,509	$12,259
Jul 25	$11,930	$11,485	$12,294
Aug 25	$12,053	$11,620	$12,432
Sep 25	$12,140	$11,746	$12,520
Oct 25	$12,187	$11,821	$12,577
Nov 25	$12,205	$11,893	$12,633
Dec 25	$12,251	$11,858	$12,639
Jan 26	$12,291	$11,888	$12,685
Feb 26	$12,381	$12,079	$12,787
Mar 26	$12,170	$11,865	$12,569
Apr 26	$12,267	$11,884	$12,673

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	Life*
VanEck Green Bond ETF	4.74%	0.87%	2.26%
S&P Green Bond U.S. Dollar Select Index	4.88%	1.02%	2.62%
ICE BofA US Broad Market Index	4.08%	0.18%	1.90%

* Inception of Fund: 03/03/2017.

S&P Green Bond U.S. Dollar Select Index replaced the S&P Green Bond Select Index effective September 1, 2019. Historical performance prior to that date reflects the predecessor index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Mar. 03, 2017
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 176,899,716
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 305,438
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$176,899,716 Number of Portfolio Holdings465 Portfolio Turnover Rate21% Management Fees Paid$305,438
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		2.1%
Other Investments		2.4%
Energy		1.0%
Mortgage Securities		2.8%
Industrials		2.9%
Consumer Cyclicals		5.1%
Technology		5.6%
Basic Materials		6.4%
Real Estate		7.6%
Government		11.4%
Utilities		21.4%
Financials		31.3%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
European Investment Bank, 3.75%, 2/14/2033	1.6%
European Investment Bank, 4.38%, 10/10/2031	1.3%
WULF Compute LLC, 7.75%, 10/15/2030	1.1%
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026	1.0%
Turkiye Government International Bond, 9.12%, 7/13/2030	0.9%
Ford Motor Co., 3.25%, 2/12/2032	0.7%
JPMorgan Chase & Co., 6.07%, 10/22/2027	0.7%
Kreditanstalt fuer Wiederaufbau, 4.38%, 2/28/2034	0.7%
Gaci First Investment Co., 4.88%, 2/14/2035	0.6%
Gaci First Investment Co., 5.25%, 10/13/2032	0.6%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000053010
Shareholder Report [Line Items]
Fund Name	VanEck High Yield Muni ETF
Class Name	VanEck High Yield Muni ETF
Trading Symbol	HYD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck High Yield Muni ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck High Yield Muni ETF	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  High yield municipal bonds delivered positive returns over the reporting period, supported by resilient credit fundamentals, elevated tax-exempt income, and Federal Reserve rate cuts. Steady investor demand and stable high yield credit spreads kept market technicals broadly favorable, even as record new issuance came to market.

  Securities from California, New York, and Illinois were the largest contributors to the Fund’s performance, reflecting their size and positive absolute returns. Puerto Rico also contributed meaningfully, while Nevada and Missouri were the only states to detract from performance.

  The Fund’s exposure to the Tax and Industrial Development Revenue sectors contributed the most to performance over the reporting period. Hospital sector bonds also contributed, while Tobacco was the only sector to detract from performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE US Broad Municipal Index	ICE Broad High Yield Crossover Municipal Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,100	$10,031	$10,106
Jun 16	$10,293	$10,194	$10,318
Jul 16	$10,322	$10,189	$10,364
Aug 16	$10,378	$10,212	$10,383
Sep 16	$10,377	$10,163	$10,372
Oct 16	$10,219	$10,068	$10,235
Nov 16	$9,626	$9,701	$9,644
Dec 16	$9,633	$9,807	$9,783
Jan 17	$9,809	$9,857	$9,901
Feb 17	$9,975	$9,921	$10,106
Mar 17	$10,065	$9,943	$10,180
Apr 17	$10,169	$10,015	$10,275
May 17	$10,331	$10,163	$10,485
Jun 17	$10,319	$10,140	$10,451
Jul 17	$10,384	$10,214	$10,550
Aug 17	$10,545	$10,300	$10,701
Sep 17	$10,544	$10,261	$10,660
Oct 17	$10,538	$10,280	$10,692
Nov 17	$10,569	$10,236	$10,708
Dec 17	$10,650	$10,338	$10,844
Jan 18	$10,645	$10,229	$10,738
Feb 18	$10,611	$10,185	$10,735
Mar 18	$10,686	$10,219	$10,873
Apr 18	$10,726	$10,180	$10,905
May 18	$10,897	$10,299	$11,120
Jun 18	$10,932	$10,311	$11,167
Jul 18	$10,985	$10,335	$11,214
Aug 18	$11,033	$10,351	$11,292
Sep 18	$10,967	$10,285	$11,239
Oct 18	$10,784	$10,211	$11,108
Nov 18	$10,809	$10,324	$11,196
Dec 18	$10,874	$10,445	$11,297
Jan 19	$10,966	$10,523	$11,376
Feb 19	$11,036	$10,579	$11,441
Mar 19	$11,271	$10,733	$11,711
Apr 19	$11,313	$10,772	$11,770
May 19	$11,507	$10,920	$11,976
Jun 19	$11,563	$10,965	$12,035
Jul 19	$11,615	$11,049	$12,118
Aug 19	$11,849	$11,209	$12,381
Sep 19	$11,812	$11,131	$12,330
Oct 19	$11,829	$11,145	$12,354
Nov 19	$11,866	$11,164	$12,403
Dec 19	$11,871	$11,198	$12,443
Jan 20	$12,132	$11,385	$12,719
Feb 20	$12,385	$11,527	$12,988
Mar 20	$10,974	$11,154	$11,650
Apr 20	$10,537	$11,009	$11,252
May 20	$10,859	$11,343	$11,670
Jun 20	$11,179	$11,429	$12,096
Jul 20	$11,452	$11,594	$12,440
Aug 20	$11,471	$11,560	$12,471
Sep 20	$11,439	$11,558	$12,479
Oct 20	$11,445	$11,536	$12,482
Nov 20	$11,683	$11,691	$12,764
Dec 20	$11,865	$11,758	$13,002
Jan 21	$12,132	$11,823	$13,262
Feb 21	$11,964	$11,651	$13,125
Mar 21	$12,051	$11,714	$13,266
Apr 21	$12,206	$11,813	$13,450
May 21	$12,340	$11,857	$13,586
Jun 21	$12,468	$11,889	$13,737
Jul 21	$12,586	$11,972	$13,903
Aug 21	$12,542	$11,935	$13,874
Sep 21	$12,403	$11,852	$13,775
Oct 21	$12,323	$11,840	$13,720
Nov 21	$12,475	$11,927	$13,884
Dec 21	$12,497	$11,942	$13,915
Jan 22	$12,132	$11,648	$13,518
Feb 22	$12,022	$11,590	$13,467
Mar 22	$11,586	$11,268	$13,008
Apr 22	$11,155	$10,967	$12,561
May 22	$11,283	$11,126	$12,739
Jun 22	$10,868	$10,941	$12,330
Jul 22	$11,228	$11,213	$12,776
Aug 22	$10,961	$10,953	$12,498
Sep 22	$10,302	$10,578	$11,796
Oct 22	$10,099	$10,504	$11,595
Nov 22	$10,640	$10,988	$12,226
Dec 22	$10,591	$10,985	$12,208
Jan 23	$10,948	$11,291	$12,679
Feb 23	$10,650	$11,036	$12,362
Mar 23	$10,773	$11,269	$12,541
Apr 23	$10,808	$11,252	$12,589
May 23	$10,730	$11,167	$12,526
Jun 23	$10,885	$11,262	$12,714
Jul 23	$10,909	$11,289	$12,765
Aug 23	$10,804	$11,164	$12,639
Sep 23	$10,453	$10,870	$12,257
Oct 23	$10,219	$10,751	$12,008
Nov 23	$10,879	$11,383	$12,806
Dec 23	$11,174	$11,644	$13,173
Jan 24	$11,222	$11,619	$13,247
Feb 24	$11,286	$11,622	$13,331
Mar 24	$11,365	$11,611	$13,430
Apr 24	$11,245	$11,490	$13,291
May 24	$11,299	$11,460	$13,361
Jun 24	$11,495	$11,636	$13,628
Jul 24	$11,591	$11,732	$13,765
Aug 24	$11,680	$11,823	$13,908
Sep 24	$11,820	$11,940	$14,079
Oct 24	$11,688	$11,783	$13,925
Nov 24	$11,835	$11,963	$14,123
Dec 24	$11,677	$11,826	$13,946
Jan 25	$11,753	$11,859	$14,040
Feb 25	$11,888	$11,978	$14,209
Mar 25	$11,687	$11,783	$13,970
Apr 25	$11,495	$11,721	$13,795
May 25	$11,461	$11,702	$13,769
Jun 25	$11,533	$11,788	$13,857
Jul 25	$11,421	$11,760	$13,716
Aug 25	$11,481	$11,860	$13,785
Sep 25	$11,819	$12,131	$14,187
Oct 25	$11,931	$12,259	$14,348
Nov 25	$11,932	$12,292	$14,400
Dec 25	$11,982	$12,311	$14,411
Jan 26	$12,099	$12,400	$14,542
Feb 26	$12,264	$12,553	$14,739
Mar 26	$12,023	$12,288	$14,470
Apr 26	$12,176	$12,418	$14,644

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck High Yield Muni ETF	5.92%	(0.05)%	1.99%
ICE Broad High Yield Crossover Municipal Index	6.15%	1.72%	3.89%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, ICE Broad High Yield Crossover Municipal Index. Index data fromMarch 1, 2022 to November 30, 2022 reflects that of the ICE High Yield Crossover Municipal Bond Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays Municipal Custom High Yield Composite Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,186,394,922
Holdings Count | Holding	1,912
Advisory Fees Paid, Amount	$ 11,805,847
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,186,394,922 Number of Portfolio Holdings1,912 Portfolio Turnover Rate28% Management Fees Paid$11,805,847
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		5.2%
Other Investments		1.4%
Water & Sewer		1.1%
Miscellaneous		1.3%
Transportation		1.9%
Multi-Family Housing		2.7%
State GO		2.7%
Leasing COPS & Appropriations		3.6%
Tobacco		3.6%
Power		3.7%
Airport		4.2%
Utilities		4.2%
Toll & Turnpike		4.5%
Local GO		6.9%
Education		8.8%
Health		9.1%
Tax		9.6%
Hospitals		10.5%
Industrial Development Revenue		15.0%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Puerto Rico Sales Tax Financing Corp., 7/1/2046	1.0%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 6/1/2055	0.9%
Tobacco Settlement Financing Corp., 5.00%, 6/1/2046	0.7%
Chicago Board of Education, 5.00%, 12/1/2042	0.7%
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, 5.00%, 7/1/2046	0.7%
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/2053	0.6%
Chicago Board of Education, 5.25%, 12/1/2039	0.6%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.00%, 7/1/2044	0.5%
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, 5.25%, 1/1/2050	0.5%
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., 4.00%, 7/15/2041	0.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000088892
Shareholder Report [Line Items]
Fund Name	VanEck IG Floating Rate ETF
Class Name	VanEck IG Floating Rate ETF
Trading Symbol	FLTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck IG Floating Rate ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck IG Floating Rate ETF	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund benefitted from elevated interest rates which drove coupon income, despite the Federal Reserve cutting interest rates by 75 basis points during the period.

  The largest contribution to Fund performance was the Banking sector, which was also the Fund's largest sector allocation.

  In terms of country of risk, the largest contribution to performance came from U.S. issuers.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	MVIS® US Investment Grade Floating Rate Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,029	$10,004	$10,032
Jun 16	$10,038	$10,190	$10,042
Jul 16	$10,072	$10,256	$10,079
Aug 16	$10,110	$10,242	$10,134
Sep 16	$10,107	$10,234	$10,140
Oct 16	$10,126	$10,150	$10,161
Nov 16	$10,145	$9,908	$10,187
Dec 16	$10,156	$9,919	$10,219
Jan 17	$10,195	$9,942	$10,245
Feb 17	$10,240	$10,009	$10,294
Mar 17	$10,263	$10,005	$10,318
Apr 17	$10,280	$10,081	$10,338
May 17	$10,297	$10,160	$10,361
Jun 17	$10,320	$10,151	$10,388
Jul 17	$10,347	$10,193	$10,417
Aug 17	$10,358	$10,289	$10,431
Sep 17	$10,386	$10,236	$10,460
Oct 17	$10,422	$10,243	$10,498
Nov 17	$10,442	$10,230	$10,518
Dec 17	$10,443	$10,277	$10,538
Jan 18	$10,505	$10,158	$10,588
Feb 18	$10,513	$10,063	$10,594
Mar 18	$10,493	$10,128	$10,579
Apr 18	$10,547	$10,054	$10,634
May 18	$10,555	$10,125	$10,645
Jun 18	$10,565	$10,114	$10,656
Jul 18	$10,605	$10,115	$10,700
Aug 18	$10,635	$10,181	$10,732
Sep 18	$10,661	$10,116	$10,754
Oct 18	$10,656	$10,037	$10,755
Nov 18	$10,592	$10,095	$10,693
Dec 18	$10,498	$10,282	$10,627
Jan 19	$10,660	$10,387	$10,763
Feb 19	$10,720	$10,386	$10,821
Mar 19	$10,766	$10,589	$10,872
Apr 19	$10,832	$10,591	$10,941
May 19	$10,848	$10,783	$10,961
Jun 19	$10,884	$10,923	$10,996
Jul 19	$10,933	$10,952	$11,049
Aug 19	$10,946	$11,249	$11,063
Sep 19	$10,981	$11,182	$11,100
Oct 19	$11,028	$11,212	$11,150
Nov 19	$11,061	$11,207	$11,183
Dec 19	$11,068	$11,195	$11,218
Jan 20	$11,140	$11,422	$11,269
Feb 20	$11,145	$11,630	$11,277
Mar 20	$10,499	$11,547	$10,618
Apr 20	$10,860	$11,749	$10,993
May 20	$10,969	$11,809	$11,108
Jun 20	$11,085	$11,888	$11,233
Jul 20	$11,149	$12,072	$11,301
Aug 20	$11,192	$11,972	$11,347
Sep 20	$11,196	$11,971	$11,352
Oct 20	$11,212	$11,911	$11,371
Nov 20	$11,241	$12,028	$11,402
Dec 20	$11,251	$12,042	$11,422
Jan 21	$11,290	$11,947	$11,454
Feb 21	$11,310	$11,734	$11,476
Mar 21	$11,291	$11,610	$11,460
Apr 21	$11,302	$11,710	$11,472
May 21	$11,320	$11,745	$11,491
Jun 21	$11,332	$11,845	$11,504
Jul 21	$11,336	$11,972	$11,510
Aug 21	$11,340	$11,956	$11,516
Sep 21	$11,347	$11,841	$11,524
Oct 21	$11,341	$11,844	$11,520
Nov 21	$11,330	$11,890	$11,509
Dec 21	$11,326	$11,852	$11,503
Jan 22	$11,331	$11,603	$11,514
Feb 22	$11,314	$11,456	$11,498
Mar 22	$11,261	$11,135	$11,445
Apr 22	$11,252	$10,726	$11,439
May 22	$11,228	$10,772	$11,411
Jun 22	$11,132	$10,628	$11,311
Jul 22	$11,163	$10,873	$11,338
Aug 22	$11,247	$10,578	$11,421
Sep 22	$11,261	$10,112	$11,432
Oct 22	$11,258	$9,974	$11,424
Nov 22	$11,321	$10,335	$11,481
Dec 22	$11,403	$10,292	$11,559
Jan 23	$11,549	$10,601	$11,709
Feb 23	$11,642	$10,335	$11,801
Mar 23	$11,562	$10,597	$11,726
Apr 23	$11,658	$10,665	$11,816
May 23	$11,762	$10,549	$11,920
Jun 23	$11,845	$10,511	$12,006
Jul 23	$11,931	$10,502	$12,094
Aug 23	$11,991	$10,436	$12,153
Sep 23	$12,052	$10,177	$12,213
Oct 23	$12,093	$10,019	$12,255
Nov 23	$12,161	$10,459	$12,325
Dec 23	$12,251	$10,847	$12,414
Jan 24	$12,360	$10,834	$12,528
Feb 24	$12,454	$10,685	$12,622
Mar 24	$12,544	$10,775	$12,708
Apr 24	$12,604	$10,515	$12,777
May 24	$12,681	$10,694	$12,861
Jun 24	$12,738	$10,796	$12,919
Jul 24	$12,804	$11,046	$12,987
Aug 24	$12,855	$11,203	$13,036
Sep 24	$12,930	$11,353	$13,115
Oct 24	$13,004	$11,076	$13,190
Nov 24	$13,068	$11,187	$13,253
Dec 24	$13,134	$11,006	$13,323
Jan 25	$13,192	$11,069	$13,384
Feb 25	$13,261	$11,309	$13,454
Mar 25	$13,302	$11,313	$13,496
Apr 25	$13,287	$11,355	$13,481
May 25	$13,379	$11,274	$13,575
Jun 25	$13,454	$11,446	$13,652
Jul 25	$13,538	$11,422	$13,739
Aug 25	$13,607	$11,556	$13,810
Sep 25	$13,665	$11,681	$13,869
Oct 25	$13,721	$11,755	$13,927
Nov 25	$13,720	$11,827	$13,983
Dec 25	$13,832	$11,793	$14,042
Jan 26	$13,899	$11,822	$14,112
Feb 26	$13,951	$12,012	$14,163
Mar 26	$13,953	$11,800	$14,169
Apr 26	$14,023	$11,819	$14,241

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck IG Floating Rate ETF	5.54%	4.41%	3.44%
MVIS® US Investment Grade Floating Rate Index	5.64%	4.42%	3.60%
ICE BofA US Broad Market Index	4.08%	0.18%	1.68%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,667,711,445
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 3,548,446
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,667,711,445 Number of Portfolio Holdings449 Portfolio Turnover Rate75% Management Fees Paid$3,548,446
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.8%
Other Investments		1.0%
Consumer Non-Cyclicals		1.0%
Energy		2.0%
Technology		2.2%
Industrials		2.3%
Healthcare		2.9%
Consumer Cyclicals		5.2%
Financials		82.6%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Commonwealth Bank of Australia, 4.46%, 3/14/2030	1.3%
HSBC Holdings PLC, 5.24%, 5/13/2031	1.1%
HSBC Holdings PLC, 4.87%, 3/10/2032	1.0%
Mitsubishi UFJ Financial Group, Inc., 4.78%, 9/12/2031	0.9%
Sumitomo Mitsui Trust Bank Ltd., 4.64%, 3/13/2030	0.9%
Abbott Laboratories, 4.15%, 3/9/2029	0.9%
Amazon.com, Inc., 4.24%, 3/13/2029	0.9%
Sumitomo Mitsui Financial Group, Inc., 4.84%, 7/8/2031	0.8%
Australia & New Zealand Banking Group Ltd., 4.50%, 12/16/2029	0.7%
Commonwealth Bank of Australia, 4.28%, 3/27/2029	0.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000053007
Shareholder Report [Line Items]
Fund Name	VanEck Intermediate Muni ETF
Class Name	VanEck Intermediate Muni ETF
Trading Symbol	ITM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Intermediate Muni ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Intermediate Muni ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Intermediate municipal bonds delivered positive returns over the reporting period, benefiting from elevated income, improving demand for duration as the Federal Reserve rate cuts took hold, and resilient investment grade credit fundamentals. The intermediate segment offered an attractive balance between income and price appreciation throughout the period.

  Securities from New York, California, and Texas were the largest contributors to the Fund’s performance, reflecting their dominant combined weight in the portfolio. No state detracted from performance, consistent with the broadly positive return environment across investment grade municipal issuers.

  The Fund’s exposure to Local General Obligations, State General Obligations, and Tax bonds contributed the most to performance, reflecting their large combined allocation. All sector exposures contributed positively, with no detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE US Broad Municipal Index	ICE Intermediate AMT-Free Broad National Municipal Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,006	$10,031	$10,012
Jun 16	$10,192	$10,194	$10,209
Jul 16	$10,194	$10,189	$10,208
Aug 16	$10,212	$10,212	$10,218
Sep 16	$10,172	$10,163	$10,175
Oct 16	$10,045	$10,068	$10,024
Nov 16	$9,545	$9,701	$9,521
Dec 16	$9,650	$9,807	$9,684
Jan 17	$9,723	$9,857	$9,746
Feb 17	$9,783	$9,921	$9,817
Mar 17	$9,817	$9,943	$9,848
Apr 17	$9,920	$10,015	$9,951
May 17	$10,107	$10,163	$10,152
Jun 17	$10,059	$10,140	$10,104
Jul 17	$10,143	$10,214	$10,200
Aug 17	$10,246	$10,300	$10,287
Sep 17	$10,181	$10,261	$10,227
Oct 17	$10,216	$10,280	$10,256
Nov 17	$10,142	$10,236	$10,176
Dec 17	$10,249	$10,338	$10,320
Jan 18	$10,086	$10,229	$10,133
Feb 18	$10,020	$10,185	$10,085
Mar 18	$10,068	$10,219	$10,133
Apr 18	$10,023	$10,180	$10,104
May 18	$10,150	$10,299	$10,229
Jun 18	$10,140	$10,311	$10,231
Jul 18	$10,173	$10,335	$10,262
Aug 18	$10,189	$10,351	$10,292
Sep 18	$10,123	$10,285	$10,215
Oct 18	$10,026	$10,211	$10,136
Nov 18	$10,179	$10,324	$10,286
Dec 18	$10,315	$10,445	$10,441
Jan 19	$10,447	$10,523	$10,557
Feb 19	$10,514	$10,579	$10,623
Mar 19	$10,682	$10,733	$10,819
Apr 19	$10,723	$10,772	$10,858
May 19	$10,915	$10,920	$11,041
Jun 19	$10,959	$10,965	$11,083
Jul 19	$11,061	$11,049	$11,192
Aug 19	$11,261	$11,209	$11,407
Sep 19	$11,144	$11,131	$11,279
Oct 19	$11,143	$11,145	$11,289
Nov 19	$11,156	$11,164	$11,317
Dec 19	$11,163	$11,198	$11,363
Jan 20	$11,438	$11,385	$11,624
Feb 20	$11,600	$11,527	$11,798
Mar 20	$11,172	$11,154	$11,318
Apr 20	$10,980	$11,009	$11,146
May 20	$11,401	$11,343	$11,582
Jun 20	$11,475	$11,429	$11,680
Jul 20	$11,674	$11,594	$11,926
Aug 20	$11,616	$11,560	$11,837
Sep 20	$11,592	$11,558	$11,839
Oct 20	$11,560	$11,536	$11,792
Nov 20	$11,748	$11,691	$12,017
Dec 20	$11,794	$11,758	$12,099
Jan 21	$11,891	$11,823	$12,178
Feb 21	$11,638	$11,651	$11,917
Mar 21	$11,705	$11,714	$12,000
Apr 21	$11,814	$11,813	$12,125
May 21	$11,856	$11,857	$12,162
Jun 21	$11,882	$11,889	$12,195
Jul 21	$11,988	$11,972	$12,331
Aug 21	$11,935	$11,935	$12,278
Sep 21	$11,809	$11,852	$12,149
Oct 21	$11,773	$11,840	$12,093
Nov 21	$11,887	$11,927	$12,223
Dec 21	$11,902	$11,942	$12,253
Jan 22	$11,495	$11,648	$11,826
Feb 22	$11,431	$11,590	$11,786
Mar 22	$11,006	$11,268	$11,347
Apr 22	$10,633	$10,967	$10,960
May 22	$10,824	$11,126	$11,156
Jun 22	$10,625	$10,941	$10,953
Jul 22	$10,962	$11,213	$11,297
Aug 22	$10,698	$10,953	$11,034
Sep 22	$10,283	$10,578	$10,610
Oct 22	$10,238	$10,504	$10,558
Nov 22	$10,718	$10,988	$11,065
Dec 22	$10,753	$10,985	$11,102
Jan 23	$11,052	$11,291	$11,420
Feb 23	$10,800	$11,036	$11,164
Mar 23	$11,034	$11,269	$11,404
Apr 23	$11,015	$11,252	$11,388
May 23	$10,895	$11,167	$11,269
Jun 23	$10,983	$11,262	$11,359
Jul 23	$11,013	$11,289	$11,391
Aug 23	$10,883	$11,164	$11,257
Sep 23	$10,580	$10,870	$10,939
Oct 23	$10,464	$10,751	$10,830
Nov 23	$11,081	$11,383	$11,478
Dec 23	$11,359	$11,644	$11,772
Jan 24	$11,325	$11,619	$11,738
Feb 24	$11,328	$11,622	$11,744
Mar 24	$11,313	$11,611	$11,734
Apr 24	$11,178	$11,490	$11,586
May 24	$11,096	$11,460	$11,501
Jun 24	$11,263	$11,636	$11,683
Jul 24	$11,352	$11,732	$11,781
Aug 24	$11,444	$11,823	$11,882
Sep 24	$11,558	$11,940	$12,000
Oct 24	$11,378	$11,783	$11,809
Nov 24	$11,556	$11,963	$11,996
Dec 24	$11,423	$11,826	$11,858
Jan 25	$11,487	$11,859	$11,919
Feb 25	$11,619	$11,978	$12,059
Mar 25	$11,396	$11,783	$11,825
Apr 25	$11,338	$11,721	$11,768
May 25	$11,361	$11,702	$11,791
Jun 25	$11,463	$11,788	$11,896
Jul 25	$11,457	$11,760	$11,889
Aug 25	$11,564	$11,860	$12,002
Sep 25	$11,806	$12,131	$12,264
Oct 25	$11,961	$12,259	$12,429
Nov 25	$11,968	$12,292	$12,467
Dec 25	$12,030	$12,311	$12,500
Jan 26	$12,155	$12,400	$12,635
Feb 26	$12,304	$12,553	$12,786
Mar 26	$11,952	$12,288	$12,416
Apr 26	$12,082	$12,418	$12,555

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Intermediate Muni ETF	6.56%	0.45%	1.91%
ICE Intermediate AMT-Free Broad National Municipal Index	6.69%	0.70%	2.30%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, ICE Intermediate AMT-Free Broad National Municipal Index. Index data from March 1, 2022 to November 30, 2022 reflects the ICE Intermediate AMT-Free Broad National Municipal Transition Index. Index data prior to March 1,2022 reflects that of the Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,169,875,966
Holdings Count | Holding	1,364
Advisory Fees Paid, Amount	$ 3,673,848
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,169,875,966 Number of Portfolio Holdings1,364 Portfolio Turnover Rate10% Management Fees Paid$3,673,848
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		2.0%
Other Investments		1.5%
Single Family Housing		1.1%
Airport		1.4%
Multi-Family Housing		1.8%
Miscellaneous		2.4%
Leasing COPS & Appropriations		3.4%
Toll & Turnpike		5.2%
Transportation		5.2%
Utilities		5.2%
Water & Sewer		6.7%
Power		6.9%
Hospitals		7.6%
Education		7.9%
State GO		13.3%
Local GO		14.1%
Tax		14.3%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
New Jersey Educational Facilities Authority, 5.00%, 7/1/2064	0.5%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 8/1/2055	0.5%
State of California, Various Purpose, 4.00%, 3/1/2036	0.4%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 2/1/2055	0.4%
Connecticut State Health & Educational Facilities Authority, 5.00%, 7/1/2064	0.4%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 1/1/2056	0.4%
State of California, Various Purpose, 5.25%, 8/1/2032	0.3%
New York City Municipal Water Finance Authority, 5.00%, 6/15/2034	0.3%
California Housing Finance Agency, 3.75%, 3/25/2035	0.3%
Southeast Energy Authority, Cooperative District Gas Supply, 5.25%, 11/1/2055	0.3%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000053008
Shareholder Report [Line Items]
Fund Name	VanEck Long Muni ETF
Class Name	VanEck Long Muni ETF
Trading Symbol	MLN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Long Muni ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long Muni ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Long maturity municipal bonds outperformed their short and intermediate duration counterparts over the reporting period. Record issuance elevated yields and created attractive entry points early in the period, while Federal Reserve rate cuts drove price appreciation across long-duration tax-exempt bonds in the second half. Securities from New York, California, and Texas were the largest contributors to the Fund’s performance, reflecting their dominant combined weight in the portfolio. Returns were positive across virtually all state exposures, and no state detracted materially from performance.

  The Fund’s exposure to Local General Obligations, Tax, and Hospital bonds contributed the most to performance over the reporting period, driven by their significant allocation weights and strong absolute returns. All sector exposures contributed positively, with no detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE US Broad Municipal Index	ICE Long AMT-Free Broad National Municipal Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,093	$10,031	$10,092
Jun 16	$10,364	$10,194	$10,372
Jul 16	$10,343	$10,189	$10,352
Aug 16	$10,374	$10,212	$10,390
Sep 16	$10,294	$10,163	$10,287
Oct 16	$10,126	$10,068	$10,088
Nov 16	$9,554	$9,701	$9,528
Dec 16	$9,654	$9,807	$9,722
Jan 17	$9,731	$9,857	$9,761
Feb 17	$9,787	$9,921	$9,835
Mar 17	$9,820	$9,943	$9,864
Apr 17	$9,901	$10,015	$9,945
May 17	$10,122	$10,163	$10,191
Jun 17	$10,102	$10,140	$10,160
Jul 17	$10,203	$10,214	$10,270
Aug 17	$10,295	$10,300	$10,377
Sep 17	$10,239	$10,261	$10,306
Oct 17	$10,305	$10,280	$10,361
Nov 17	$10,314	$10,236	$10,382
Dec 17	$10,482	$10,338	$10,566
Jan 18	$10,281	$10,229	$10,341
Feb 18	$10,195	$10,185	$10,288
Mar 18	$10,276	$10,219	$10,373
Apr 18	$10,200	$10,180	$10,307
May 18	$10,381	$10,299	$10,494
Jun 18	$10,371	$10,311	$10,475
Jul 18	$10,360	$10,335	$10,475
Aug 18	$10,381	$10,351	$10,516
Sep 18	$10,266	$10,285	$10,413
Oct 18	$10,123	$10,211	$10,284
Nov 18	$10,273	$10,324	$10,430
Dec 18	$10,405	$10,445	$10,590
Jan 19	$10,485	$10,523	$10,653
Feb 19	$10,561	$10,579	$10,727
Mar 19	$10,848	$10,733	$11,043
Apr 19	$10,929	$10,772	$11,135
May 19	$11,143	$10,920	$11,353
Jun 19	$11,186	$10,965	$11,382
Jul 19	$11,273	$11,049	$11,489
Aug 19	$11,561	$11,209	$11,807
Sep 19	$11,459	$11,131	$11,695
Oct 19	$11,453	$11,145	$11,691
Nov 19	$11,472	$11,164	$11,726
Dec 19	$11,454	$11,198	$11,757
Jan 20	$11,769	$11,385	$12,062
Feb 20	$12,036	$11,527	$12,332
Mar 20	$11,456	$11,154	$11,664
Apr 20	$11,121	$11,009	$11,348
May 20	$11,588	$11,343	$11,853
Jun 20	$11,736	$11,429	$12,011
Jul 20	$11,992	$11,594	$12,309
Aug 20	$11,906	$11,560	$12,200
Sep 20	$11,876	$11,558	$12,181
Oct 20	$11,835	$11,536	$12,122
Nov 20	$12,117	$11,691	$12,439
Dec 20	$12,184	$11,758	$12,554
Jan 21	$12,326	$11,823	$12,677
Feb 21	$11,985	$11,651	$12,342
Mar 21	$12,088	$11,714	$12,469
Apr 21	$12,267	$11,813	$12,653
May 21	$12,359	$11,857	$12,744
Jun 21	$12,425	$11,889	$12,825
Jul 21	$12,533	$11,972	$12,973
Aug 21	$12,445	$11,935	$12,860
Sep 21	$12,290	$11,852	$12,717
Oct 21	$12,275	$11,840	$12,676
Nov 21	$12,475	$11,927	$12,906
Dec 21	$12,502	$11,942	$12,931
Jan 22	$12,014	$11,648	$12,440
Feb 22	$11,890	$11,590	$12,379
Mar 22	$11,280	$11,268	$11,785
Apr 22	$10,640	$10,967	$11,181
May 22	$10,892	$11,126	$11,434
Jun 22	$10,431	$10,941	$10,982
Jul 22	$10,853	$11,213	$11,421
Aug 22	$10,392	$10,953	$10,954
Sep 22	$9,807	$10,578	$10,356
Oct 22	$9,625	$10,504	$10,176
Nov 22	$10,383	$10,988	$10,969
Dec 22	$10,312	$10,985	$10,894
Jan 23	$10,745	$11,291	$11,365
Feb 23	$10,381	$11,036	$10,988
Mar 23	$10,689	$11,269	$11,309
Apr 23	$10,683	$11,252	$11,313
May 23	$10,602	$11,167	$11,232
Jun 23	$10,729	$11,262	$11,370
Jul 23	$10,748	$11,289	$11,400
Aug 23	$10,526	$11,164	$11,169
Sep 23	$10,081	$10,870	$10,700
Oct 23	$9,848	$10,751	$10,458
Nov 23	$10,780	$11,383	$11,448
Dec 23	$11,116	$11,644	$11,823
Jan 24	$11,089	$11,619	$11,793
Feb 24	$11,073	$11,622	$11,776
Mar 24	$11,053	$11,611	$11,754
Apr 24	$10,898	$11,490	$11,578
May 24	$10,914	$11,460	$11,596
Jun 24	$11,131	$11,636	$11,847
Jul 24	$11,224	$11,732	$11,952
Aug 24	$11,281	$11,823	$12,021
Sep 24	$11,439	$11,940	$12,189
Oct 24	$11,249	$11,783	$11,981
Nov 24	$11,510	$11,963	$12,262
Dec 24	$11,290	$11,826	$12,029
Jan 25	$11,263	$11,859	$11,999
Feb 25	$11,395	$11,978	$12,141
Mar 25	$11,119	$11,783	$11,829
Apr 25	$11,006	$11,721	$11,720
May 25	$10,862	$11,702	$11,573
Jun 25	$10,918	$11,788	$11,636
Jul 25	$10,786	$11,760	$11,507
Aug 25	$10,899	$11,860	$11,619
Sep 25	$11,328	$12,131	$12,088
Oct 25	$11,522	$12,259	$12,284
Nov 25	$11,506	$12,292	$12,311
Dec 25	$11,528	$12,311	$12,296
Jan 26	$11,567	$12,400	$12,340
Feb 26	$11,785	$12,553	$12,572
Mar 26	$11,528	$12,288	$12,295
Apr 26	$11,707	$12,418	$12,492

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Long Muni ETF	6.37%	(0.93)%	1.59%
ICE Long AMT-Free Broad National Municipal Index	6.58%	(0.26)%	2.25%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, ICE Long AMT-Free Broad National Municipal Index. Index data from March 1, 2022 to November 30, 2022 reflects that of the ICE Long AMT-Free Broad National Municipal Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays AMT-Free Long Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 701,017,891
Holdings Count | Holding	680
Advisory Fees Paid, Amount	$ 1,440,227
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$701,017,891 Number of Portfolio Holdings680 Portfolio Turnover Rate7% Management Fees Paid$1,440,227
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		1.8%
Other Investments		1.9%
Multi-Family Housing		1.4%
Miscellaneous		2.2%
Utilities		2.8%
Airport		3.1%
Power		3.8%
Leasing COPS & Appropriations		4.2%
Transportation		4.4%
Toll & Turnpike		5.7%
Single Family Housing		5.8%
State GO		6.2%
Education		6.6%
Water & Sewer		9.1%
Hospitals		11.9%
Tax		14.5%
Local GO		14.6%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
City of New York, 5.00%, 9/1/2048	0.7%
City of Houston, Texas, Convention & Entertainment Facilities Department, 5.50%, 9/1/2058	0.7%
Salt River Project Agricultural Improvement & Power District, Electric Project, 5.25%, 1/1/2055	0.5%
Washington State Housing Finance Commission, Blakeley and Laurel Village, 5.25%, 7/1/2055	0.5%
North Carolina Turnpike Authority, Triangle Expressway System, 5.00%, 1/1/2058	0.5%
Texas Transportation Finance Corp., 5.50%, 10/1/2055	0.5%
City of Los Angeles, Department of Airports, 5.25%, 5/15/2051	0.5%
State of Ohio, 5.00%, 5/1/2045	0.5%
New York State Dormitory Authority, 5.00%, 3/15/2045	0.5%
City of New York, 5.00%, 10/1/2045	0.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000221911
Shareholder Report [Line Items]
Fund Name	VanEck Moody's Analytics BBB Corporate Bond ETF
Class Name	VanEck Moody's Analytics BBB Corporate Bond ETF
Trading Symbol	MBBB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Moody's Analytics BBB Corporate Bond ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics BBB Corporate Bond ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  BBB-rated corporate bonds had a positive return during the period primarily driven by coupon income and tighter spreads.

  The Banking sector was the largest contributor to performance, followed by Consumer Goods and Telecom. The Tech sector detracted slightly from performance.

  All maturity bands contributed positively to performance, with bonds in the 3-5 year maturity range contributing the most to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	MVIS® Moody's Analytics US BBB Corporate Bond Index
Dec 20	$10,000	$10,000	$10,000
Dec 20	$10,114	$10,054	$10,149
Jan 21	$10,068	$9,975	$10,066
Feb 21	$9,984	$9,797	$9,949
Mar 21	$9,854	$9,694	$9,848
Apr 21	$9,970	$9,777	$9,962
May 21	$10,045	$9,807	$10,044
Jun 21	$10,193	$9,890	$10,202
Jul 21	$10,314	$9,996	$10,317
Aug 21	$10,291	$9,982	$10,306
Sep 21	$10,206	$9,887	$10,216
Oct 21	$10,193	$9,889	$10,217
Nov 21	$10,174	$9,928	$10,206
Dec 21	$10,173	$9,895	$10,199
Jan 22	$9,855	$9,688	$9,862
Feb 22	$9,577	$9,565	$9,577
Mar 22	$9,335	$9,297	$9,286
Apr 22	$8,877	$8,956	$8,833
May 22	$8,936	$8,994	$8,891
Jun 22	$8,667	$8,874	$8,633
Jul 22	$8,922	$9,079	$8,894
Aug 22	$8,702	$8,832	$8,674
Sep 22	$8,280	$8,443	$8,226
Oct 22	$8,220	$8,327	$8,167
Nov 22	$8,642	$8,629	$8,592
Dec 22	$8,645	$8,593	$8,598
Jan 23	$9,027	$8,851	$8,969
Feb 23	$8,740	$8,630	$8,685
Mar 23	$8,961	$8,848	$8,942
Apr 23	$9,028	$8,905	$9,009
May 23	$8,917	$8,808	$8,901
Jun 23	$8,961	$8,776	$8,952
Jul 23	$9,025	$8,768	$9,022
Aug 23	$8,964	$8,714	$8,965
Sep 23	$8,769	$8,497	$8,765
Oct 23	$8,607	$8,366	$8,604
Nov 23	$9,124	$8,733	$9,135
Dec 23	$9,493	$9,056	$9,501
Jan 24	$9,522	$9,046	$9,530
Feb 24	$9,380	$8,922	$9,391
Mar 24	$9,507	$8,997	$9,526
Apr 24	$9,300	$8,780	$9,316
May 24	$9,489	$8,929	$9,512
Jun 24	$9,544	$9,014	$9,566
Jul 24	$9,780	$9,223	$9,802
Aug 24	$9,932	$9,354	$9,955
Sep 24	$10,109	$9,480	$10,136
Oct 24	$9,894	$9,248	$9,923
Nov 24	$10,031	$9,341	$10,058
Dec 24	$9,865	$9,190	$9,886
Jan 25	$9,917	$9,243	$9,946
Feb 25	$10,114	$9,443	$10,144
Mar 25	$10,080	$9,446	$10,110
Apr 25	$10,083	$9,481	$10,108
May 25	$10,111	$9,413	$10,144
Jun 25	$10,290	$9,557	$10,327
Jul 25	$10,294	$9,537	$10,334
Aug 25	$10,399	$9,649	$10,434
Sep 25	$10,547	$9,753	$10,595
Oct 25	$10,561	$9,815	$10,609
Nov 25	$10,582	$9,875	$10,672
Dec 25	$10,596	$9,847	$10,643
Jan 26	$10,631	$9,871	$10,686
Feb 26	$10,757	$10,030	$10,805
Mar 26	$10,532	$9,852	$10,588
Apr 26	$10,599	$9,868	$10,658

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	Life*
VanEck Moody's Analytics BBB Corporate Bond ETF	5.11%	1.23%	1.08%
MVIS® Moody's Analytics US BBB Corporate Bond Index	5.44%	1.36%	1.19%
ICE BofA US Broad Market Index	4.08%	0.18%	(0.25)%

* Inception of Fund: 12/01/2020.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 8,559,287
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 21,620
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,559,287 Number of Portfolio Holdings213 Portfolio Turnover Rate60% Management Fees Paid$21,620
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		1.5%
Basic Materials		1.2%
Healthcare		3.0%
Industrials		4.3%
Real Estate		4.8%
Utilities		6.9%
Energy		8.3%
Consumer Non-Cyclicals		14.6%
Consumer Cyclicals		15.1%
Technology		19.5%
Financials		20.8%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/2045	1.6%
McDonald's Corp., 2.12%, 3/1/2030	1.6%
Verizon Communications, Inc., 2.55%, 3/21/2031	1.3%
AT&T, Inc., 4.30%, 2/15/2030	1.2%
T-Mobile USA, Inc., 4.70%, 1/15/2035	1.1%
Marriott International, Inc., 3.50%, 10/15/2032	1.1%
Lowe's Cos, Inc., 2.62%, 4/1/2031	1.1%
Oracle Corp., 5.38%, 7/15/2040	1.0%
Pacific Gas and Electric Co., 4.50%, 7/1/2040	1.0%
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	1.0%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000221910
Shareholder Report [Line Items]
Fund Name	VanEck Moody's Analytics IG Corporate Bond ETF
Class Name	VanEck Moody's Analytics IG Corporate Bond ETF
Trading Symbol	MIG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Moody's Analytics IG Corporate Bond ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics IG Corporate Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Investment-grade corporate bonds had a positive return during the period primarily driven by coupon income and tighter spreads.

  The Banking sector was the largest contributor to performance, followed by Consumer Goods and Utility. No sector detracted from performance.

  The Fund’s majority allocation to BBB bonds experienced strong returns and was a significant contributor to Fund performance.

  All maturity bands contributed positively to performance, with the bonds in the 7-10 year maturity range contributing the most to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	MVIS® Moody's Analytics US Investment Grade Corporate Bond Index
Dec 20	$10,000	$10,000	$10,000
Dec 20	$10,092	$10,054	$10,125
Jan 21	$10,040	$9,975	$10,029
Feb 21	$9,948	$9,797	$9,893
Mar 21	$9,799	$9,694	$9,779
Apr 21	$9,903	$9,777	$9,890
May 21	$9,977	$9,807	$9,973
Jun 21	$10,123	$9,890	$10,122
Jul 21	$10,248	$9,996	$10,233
Aug 21	$10,222	$9,982	$10,221
Sep 21	$10,133	$9,887	$10,131
Oct 21	$10,130	$9,889	$10,140
Nov 21	$10,121	$9,928	$10,136
Dec 21	$10,114	$9,895	$10,129
Jan 22	$9,807	$9,688	$9,809
Feb 22	$9,589	$9,565	$9,567
Mar 22	$9,343	$9,297	$9,310
Apr 22	$8,898	$8,956	$8,868
May 22	$8,970	$8,994	$8,930
Jun 22	$8,715	$8,874	$8,686
Jul 22	$8,962	$9,079	$8,936
Aug 22	$8,734	$8,832	$8,710
Sep 22	$8,309	$8,443	$8,263
Oct 22	$8,238	$8,327	$8,194
Nov 22	$8,643	$8,629	$8,601
Dec 22	$8,650	$8,593	$8,612
Jan 23	$8,999	$8,851	$8,956
Feb 23	$8,734	$8,630	$8,693
Mar 23	$8,933	$8,848	$8,912
Apr 23	$9,007	$8,905	$8,986
May 23	$8,898	$8,808	$8,879
Jun 23	$8,919	$8,776	$8,910
Jul 23	$8,983	$8,768	$8,976
Aug 23	$8,924	$8,714	$8,918
Sep 23	$8,731	$8,497	$8,725
Oct 23	$8,577	$8,366	$8,571
Nov 23	$9,065	$8,733	$9,072
Dec 23	$9,429	$9,056	$9,433
Jan 24	$9,443	$9,046	$9,449
Feb 24	$9,306	$8,922	$9,314
Mar 24	$9,423	$8,997	$9,437
Apr 24	$9,219	$8,780	$9,235
May 24	$9,395	$8,929	$9,413
Jun 24	$9,453	$9,014	$9,469
Jul 24	$9,682	$9,223	$9,697
Aug 24	$9,834	$9,354	$9,850
Sep 24	$10,001	$9,480	$10,018
Oct 24	$9,789	$9,248	$9,807
Nov 24	$9,908	$9,341	$9,925
Dec 24	$9,748	$9,190	$9,760
Jan 25	$9,796	$9,243	$9,815
Feb 25	$9,985	$9,443	$10,007
Mar 25	$9,962	$9,446	$9,983
Apr 25	$9,979	$9,481	$9,991
May 25	$9,984	$9,413	$9,998
Jun 25	$10,155	$9,557	$10,172
Jul 25	$10,162	$9,537	$10,181
Aug 25	$10,264	$9,649	$10,284
Sep 25	$10,406	$9,753	$10,436
Oct 25	$10,433	$9,815	$10,462
Nov 25	$10,458	$9,875	$10,524
Dec 25	$10,461	$9,847	$10,487
Jan 26	$10,490	$9,871	$10,522
Feb 26	$10,623	$10,030	$10,651
Mar 26	$10,411	$9,852	$10,441
Apr 26	$10,460	$9,868	$10,494

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	Life*
VanEck Moody's Analytics IG Corporate Bond ETF	4.83%	1.10%	0.84%
MVIS® Moody's Analytics US Investment Grade Corporate Bond Index	5.03%	1.19%	0.89%
ICE BofA US Broad Market Index	4.08%	0.18%	(0.25)%

* Inception of Fund: 12/01/2020.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 19,192,573
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 30,748
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$19,192,573 Number of Portfolio Holdings354 Portfolio Turnover Rate54% Management Fees Paid$30,748
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		1.6%
Other Investments		0.6%
Healthcare		2.2%
Real Estate		3.3%
Energy		4.6%
Utilities		4.7%
Industrials		5.3%
Consumer Cyclicals		10.0%
Financials		20.8%
Consumer Non-Cyclicals		21.4%
Technology		25.5%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Meta Platforms, Inc., 5.50%, 11/15/2045	1.5%
Alphabet, Inc., 4.70%, 11/15/2035	1.4%
Microsoft Corp., 2.52%, 6/1/2050	1.2%
Toronto-Dominion Bank, 3.91%, 1/13/2028	0.9%
PepsiCo, Inc., 2.62%, 7/29/2029	0.9%
AT&T, Inc., 3.80%, 12/1/2057	0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/2048	0.8%
Alphabet, Inc., 5.35%, 11/15/2045	0.8%
Altria Group, Inc., 4.25%, 8/9/2042	0.8%
T-Mobile USA, Inc., 4.38%, 4/15/2040	0.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000119796
Shareholder Report [Line Items]
Fund Name	VanEck Short High Yield Muni ETF
Class Name	VanEck Short High Yield Muni ETF
Trading Symbol	SHYD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Short High Yield Muni ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short High Yield Muni ETF	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Short high yield municipal bonds delivered positive returns over the reporting period, benefiting from elevated income, structurally scarce supply of short-dated high yield paper, and growing demand for duration-limited tax-exempt yield as the Federal Reserve pivoted toward rate cuts.

  Securities from New York, Puerto Rico, and Illinois were the largest contributors to the Fund’s performance. Texas also contributed meaningfully. Nevada was the largest detractor from Fund performance , while Florida detracted modestly on a slightly negative absolute return.

  The Fund’s exposure to Local General Obligations, Hospital, and Tax bonds contributed the most to performance over the reporting period. All sector exposures contributed positively, with Industrial Development Revenue bonds contributing modestly despite being the Fund’s largest sector weight.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE US Broad Municipal Index	ICE 1-12 Year Broad High Yield Crossover Municipal Index
Apr 16	$10,000	$10,000	$10,000
May 16	$10,023	$10,031	$10,038
Jun 16	$10,130	$10,194	$10,163
Jul 16	$10,136	$10,189	$10,195
Aug 16	$10,153	$10,212	$10,231
Sep 16	$10,135	$10,163	$10,208
Oct 16	$10,065	$10,068	$10,140
Nov 16	$9,669	$9,701	$9,673
Dec 16	$9,635	$9,807	$9,704
Jan 17	$9,712	$9,857	$9,772
Feb 17	$9,773	$9,921	$9,832
Mar 17	$9,823	$9,943	$9,858
Apr 17	$9,919	$10,015	$9,970
May 17	$9,997	$10,163	$10,077
Jun 17	$10,012	$10,140	$10,066
Jul 17	$10,072	$10,214	$10,157
Aug 17	$10,191	$10,300	$10,284
Sep 17	$10,157	$10,261	$10,248
Oct 17	$10,163	$10,280	$10,280
Nov 17	$10,140	$10,236	$10,220
Dec 17	$10,166	$10,338	$10,263
Jan 18	$10,155	$10,229	$10,268
Feb 18	$10,153	$10,185	$10,255
Mar 18	$10,187	$10,219	$10,291
Apr 18	$10,223	$10,180	$10,362
May 18	$10,338	$10,299	$10,505
Jun 18	$10,370	$10,311	$10,556
Jul 18	$10,434	$10,335	$10,624
Aug 18	$10,448	$10,351	$10,678
Sep 18	$10,395	$10,285	$10,642
Oct 18	$10,321	$10,211	$10,630
Nov 18	$10,367	$10,324	$10,709
Dec 18	$10,413	$10,445	$10,791
Jan 19	$10,529	$10,523	$10,885
Feb 19	$10,582	$10,579	$10,944
Mar 19	$10,725	$10,733	$11,084
Apr 19	$10,751	$10,772	$11,124
May 19	$10,897	$10,920	$11,256
Jun 19	$10,947	$10,965	$11,316
Jul 19	$11,006	$11,049	$11,384
Aug 19	$11,150	$11,209	$11,525
Sep 19	$11,092	$11,131	$11,477
Oct 19	$11,123	$11,145	$11,522
Nov 19	$11,159	$11,164	$11,567
Dec 19	$11,173	$11,198	$11,623
Jan 20	$11,391	$11,385	$11,809
Feb 20	$11,549	$11,527	$11,960
Mar 20	$10,611	$11,154	$11,121
Apr 20	$10,381	$11,009	$10,928
May 20	$10,574	$11,343	$11,159
Jun 20	$10,871	$11,429	$11,401
Jul 20	$11,039	$11,594	$11,627
Aug 20	$11,072	$11,560	$11,661
Sep 20	$11,072	$11,558	$11,669
Oct 20	$11,080	$11,536	$11,671
Nov 20	$11,247	$11,691	$11,828
Dec 20	$11,374	$11,758	$12,041
Jan 21	$11,592	$11,823	$12,200
Feb 21	$11,448	$11,651	$12,124
Mar 21	$11,506	$11,714	$12,216
Apr 21	$11,615	$11,813	$12,325
May 21	$11,693	$11,857	$12,394
Jun 21	$11,789	$11,889	$12,487
Jul 21	$11,878	$11,972	$12,591
Aug 21	$11,860	$11,935	$12,595
Sep 21	$11,757	$11,852	$12,550
Oct 21	$11,713	$11,840	$12,528
Nov 21	$11,804	$11,927	$12,605
Dec 21	$11,819	$11,942	$12,640
Jan 22	$11,541	$11,648	$12,410
Feb 22	$11,449	$11,590	$12,381
Mar 22	$11,111	$11,268	$12,127
Apr 22	$10,851	$10,967	$11,916
May 22	$10,937	$11,126	$12,003
Jun 22	$10,788	$10,941	$11,868
Jul 22	$11,025	$11,213	$12,116
Aug 22	$10,863	$10,953	$11,967
Sep 22	$10,505	$10,578	$11,623
Oct 22	$10,424	$10,504	$11,558
Nov 22	$10,717	$10,988	$11,880
Dec 22	$10,749	$10,985	$11,913
Jan 23	$10,961	$11,291	$12,186
Feb 23	$10,793	$11,036	$12,032
Mar 23	$10,907	$11,269	$12,176
Apr 23	$10,898	$11,252	$12,193
May 23	$10,838	$11,167	$12,136
Jun 23	$10,947	$11,262	$12,238
Jul 23	$10,951	$11,289	$12,279
Aug 23	$10,897	$11,164	$12,244
Sep 23	$10,728	$10,870	$12,062
Oct 23	$10,593	$10,751	$11,957
Nov 23	$10,924	$11,383	$12,361
Dec 23	$11,143	$11,644	$12,575
Jan 24	$11,131	$11,619	$12,634
Feb 24	$11,191	$11,622	$12,687
Mar 24	$11,252	$11,611	$12,767
Apr 24	$11,205	$11,490	$12,716
May 24	$11,214	$11,460	$12,738
Jun 24	$11,330	$11,636	$12,874
Jul 24	$11,404	$11,732	$12,975
Aug 24	$11,490	$11,823	$13,099
Sep 24	$11,626	$11,940	$13,214
Oct 24	$11,563	$11,783	$13,141
Nov 24	$11,662	$11,963	$13,254
Dec 24	$11,590	$11,826	$13,184
Jan 25	$11,672	$11,859	$13,277
Feb 25	$11,769	$11,978	$13,395
Mar 25	$11,685	$11,783	$13,296
Apr 25	$11,606	$11,721	$13,233
May 25	$11,686	$11,702	$13,321
Jun 25	$11,790	$11,788	$13,424
Jul 25	$11,804	$11,760	$13,403
Aug 25	$11,916	$11,860	$13,515
Sep 25	$12,053	$12,131	$13,678
Oct 25	$12,069	$12,259	$13,713
Nov 25	$12,069	$12,292	$13,749
Dec 25	$12,130	$12,311	$13,777
Jan 26	$12,250	$12,400	$13,910
Feb 26	$12,334	$12,553	$13,983
Mar 26	$12,126	$12,288	$13,779
Apr 26	$12,220	$12,418	$13,892

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Short High Yield Muni ETF	5.29%	1.02%	2.03%
ICE 1-12 Year Broad High Yield Crossover Municipal Index	4.98%	2.42%	3.34%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, ICE 1-12 Year Broad High Yield Crossover Municipal Index. Index data from March 1, 2022 to November 30, 2022 reflects that of the ICE 1-12 Year Broad High Yield Crossover Municipal Bond Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays Municipal High Yield Short Duration Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]
AssetsNet	$ 423,159,955
Holdings Count | Holding	543
Advisory Fees Paid, Amount	$ 1,216,286
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$423,159,955 Number of Portfolio Holdings543 Portfolio Turnover Rate29% Management Fees Paid$1,216,286
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		5.7%
Other Investments		2.1%
Toll & Turnpike		1.0%
Miscellaneous		1.1%
Transportation		1.6%
Water & Sewer		1.6%
Leasing COPS & Appropriations		2.7%
Multi-Family Housing		3.2%
State GO		4.6%
Airport		5.1%
Education		5.6%
Health		6.0%
Tax		6.3%
Hospitals		7.2%
Local GO		8.5%
Power		8.6%
Utilities		9.6%
Industrial Development Revenue		19.5%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	1.6%
Patriots Energy Group Financing Agency, Gas Supply, 5.25%, 10/1/2054	1.3%
Puerto Rico Commonwealth, 5.75%, 7/1/2031	1.0%
Puerto Rico Commonwealth, 4.00%, 7/1/2033	0.9%
Greater Orlando Aviation Authority Special Purpose Airport Facilities, 5.50%, 11/1/2037	0.9%
City and County of Denver, Colorado, Special Facilities Airport, United Airlines, Inc. Project, 5.00%, 10/1/2032	0.9%
Black Belt Energy Gas District, 5.00%, 12/1/2055	0.9%
Baldwin County Industrial Development Authority, Solid Waste Disposal, 5.00%, 6/1/2055	0.9%
Mission Economic Development Corp., Senior Lien, Natgasoline Project, 4.62%, 10/1/2031	0.8%
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, 12.00%, 1/1/2065	0.8%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended April 30, 2026:

Effective September 1, 2025 the Fund reduced its contractual management fee from 0.35% to 0.32%.

Material Fund Change Expenses [Text Block]	Effective September 1, 2025 the Fund reduced its contractual management fee from 0.35% to 0.32%.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended April 30, 2026:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000053009
Shareholder Report [Line Items]
Fund Name	VanEck Short Muni ETF
Class Name	VanEck Short Muni ETF
Trading Symbol	SMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Short Muni ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short Muni ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Short maturity investment grade municipal bonds delivered positive returns over the reporting period, supported by stable credit fundamentals and elevated yields. The short end of the yield curve was less sensitive to the rate volatility that weighed on longer-dated bonds, with income driving the majority of return.

  Securities from California, New York, and Texas were the largest contributors to the Fund’s performance. Returns were broadly positive and tightly clustered across states, consistent with the Fund’s investment grade profile, and no state materially detracted from performance.

  The Fund’s exposure to State General Obligations, Local General Obligations, and Tax bonds contributed the most to performance, reflecting their combined dominant weight in the portfolio. All sector exposures contributed positively, with no sectors detracting from performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE US Broad Municipal Index	ICE Short AMT-Free Broad National Municipal Index
Apr 16	$10,000	$10,000	$10,000
May 16	$9,981	$10,031	$9,983
Jun 16	$10,036	$10,194	$10,051
Jul 16	$10,068	$10,189	$10,084
Aug 16	$10,060	$10,212	$10,079
Sep 16	$10,018	$10,163	$10,038
Oct 16	$9,998	$10,068	$10,006
Nov 16	$9,825	$9,701	$9,803
Dec 16	$9,839	$9,807	$9,843
Jan 17	$9,928	$9,857	$9,930
Feb 17	$9,978	$9,921	$9,994
Mar 17	$9,975	$9,943	$9,996
Apr 17	$10,020	$10,015	$10,046
May 17	$10,081	$10,163	$10,123
Jun 17	$10,040	$10,140	$10,086
Jul 17	$10,102	$10,214	$10,146
Aug 17	$10,141	$10,300	$10,196
Sep 17	$10,099	$10,261	$10,142
Oct 17	$10,092	$10,280	$10,138
Nov 17	$9,987	$10,236	$10,034
Dec 17	$10,003	$10,338	$10,067
Jan 18	$10,009	$10,229	$10,062
Feb 18	$9,997	$10,185	$10,048
Mar 18	$9,984	$10,219	$10,041
Apr 18	$9,949	$10,180	$10,008
May 18	$10,025	$10,299	$10,086
Jun 18	$10,055	$10,311	$10,119
Jul 18	$10,086	$10,335	$10,154
Aug 18	$10,087	$10,351	$10,149
Sep 18	$10,036	$10,285	$10,099
Oct 18	$10,014	$10,211	$10,086
Nov 18	$10,080	$10,324	$10,153
Dec 18	$10,145	$10,445	$10,237
Jan 19	$10,230	$10,523	$10,313
Feb 19	$10,267	$10,579	$10,356
Mar 19	$10,321	$10,733	$10,417
Apr 19	$10,318	$10,772	$10,418
May 19	$10,408	$10,920	$10,511
Jun 19	$10,451	$10,965	$10,563
Jul 19	$10,526	$11,049	$10,636
Aug 19	$10,554	$11,209	$10,681
Sep 19	$10,497	$11,131	$10,606
Oct 19	$10,534	$11,145	$10,657
Nov 19	$10,551	$11,164	$10,680
Dec 19	$10,561	$11,198	$10,707
Jan 20	$10,662	$11,385	$10,812
Feb 20	$10,705	$11,527	$10,864
Mar 20	$10,504	$11,154	$10,614
Apr 20	$10,488	$11,009	$10,615
May 20	$10,739	$11,343	$10,878
Jun 20	$10,779	$11,429	$10,924
Jul 20	$10,855	$11,594	$11,025
Aug 20	$10,850	$11,560	$11,023
Sep 20	$10,848	$11,558	$11,037
Oct 20	$10,834	$11,536	$11,016
Nov 20	$10,887	$11,691	$11,069
Dec 20	$10,901	$11,758	$11,105
Jan 21	$10,951	$11,823	$11,139
Feb 21	$10,866	$11,651	$11,054
Mar 21	$10,895	$11,714	$11,094
Apr 21	$10,936	$11,813	$11,133
May 21	$10,939	$11,857	$11,137
Jun 21	$10,941	$11,889	$11,137
Jul 21	$10,988	$11,972	$11,194
Aug 21	$10,975	$11,935	$11,187
Sep 21	$10,931	$11,852	$11,147
Oct 21	$10,916	$11,840	$11,121
Nov 21	$10,930	$11,927	$11,134
Dec 21	$10,928	$11,942	$11,143
Jan 22	$10,726	$11,648	$10,919
Feb 22	$10,688	$11,590	$10,879
Mar 22	$10,496	$11,268	$10,673
Apr 22	$10,359	$10,967	$10,531
May 22	$10,483	$11,126	$10,661
Jun 22	$10,458	$10,941	$10,634
Jul 22	$10,590	$11,213	$10,775
Aug 22	$10,440	$10,953	$10,628
Sep 22	$10,256	$10,578	$10,441
Oct 22	$10,253	$10,504	$10,438
Nov 22	$10,441	$10,988	$10,630
Dec 22	$10,456	$10,985	$10,649
Jan 23	$10,590	$11,291	$10,785
Feb 23	$10,448	$11,036	$10,648
Mar 23	$10,593	$11,269	$10,792
Apr 23	$10,548	$11,252	$10,756
May 23	$10,500	$11,167	$10,709
Jun 23	$10,551	$11,262	$10,762
Jul 23	$10,569	$11,289	$10,781
Aug 23	$10,558	$11,164	$10,765
Sep 23	$10,467	$10,870	$10,670
Oct 23	$10,471	$10,751	$10,674
Nov 23	$10,713	$11,383	$10,919
Dec 23	$10,818	$11,644	$11,028
Jan 24	$10,808	$11,619	$11,018
Feb 24	$10,820	$11,622	$11,031
Mar 24	$10,807	$11,611	$11,023
Apr 24	$10,772	$11,490	$10,988
May 24	$10,760	$11,460	$10,975
Jun 24	$10,842	$11,636	$11,061
Jul 24	$10,927	$11,732	$11,144
Aug 24	$11,022	$11,823	$11,242
Sep 24	$11,082	$11,940	$11,301
Oct 24	$11,023	$11,783	$11,240
Nov 24	$11,081	$11,963	$11,299
Dec 24	$11,048	$11,826	$11,265
Jan 25	$11,105	$11,859	$11,322
Feb 25	$11,165	$11,978	$11,385
Mar 25	$11,143	$11,783	$11,361
Apr 25	$11,123	$11,721	$11,340
May 25	$11,189	$11,702	$11,405
Jun 25	$11,270	$11,788	$11,486
Jul 25	$11,335	$11,760	$11,553
Aug 25	$11,404	$11,860	$11,622
Sep 25	$11,444	$12,131	$11,664
Oct 25	$11,444	$12,259	$11,662
Nov 25	$11,446	$12,292	$11,689
Dec 25	$11,507	$12,311	$11,725
Jan 26	$11,581	$12,400	$11,805
Feb 26	$11,650	$12,553	$11,869
Mar 26	$11,534	$12,288	$11,755
Apr 26	$11,575	$12,418	$11,796

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Years	10 Years
VanEck Short Muni ETF	4.06%	1.14%	1.47%
ICE Short AMT-Free Broad National Municipal Index	4.02%	1.16%	1.67%
ICE US Broad Municipal Index	5.95%	1.00%	2.19%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, ICE Short AMT-Free Broad National Municipal Index. Index data from March 1, 2022 to November 30, 2022 reflects the ICE Short AMT-Free Broad National Municipal Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays AMT-FreeShort Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 304,654,966
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 202,744
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$304,654,966 Number of Portfolio Holdings332 Portfolio Turnover Rate25% Management Fees Paid$202,744
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		3.2%
Other Investments		4.8%
Airport		1.0%
Multi-Family Housing		2.2%
Toll & Turnpike		2.4%
Refunded		2.5%
Leasing COPS & Appropriations		3.5%
Transportation		5.4%
Hospitals		5.9%
Water & Sewer		6.0%
Power		6.3%
Education		6.5%
Utilities		8.2%
Tax		10.2%
Local GO		14.4%
State GO		17.5%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Table Summary
New York City Transitional Finance Authority Building Aid-1, 5.00%, 7/15/2031	1.1%
State of California, Various Purpose, 5.00%, 4/1/2030	1.0%
Commonwealth of Massachusetts, 5.00%, 5/1/2031	1.0%
State of New Jersey, Various Purposes, 2.00%, 6/1/2030	0.9%
Kansas Development Finance Authority, Adventhealth Hospital, 5.00%, 11/15/2054	0.9%
New York City Housing Development Corp., Multi-Family Housing, 3.95%, 11/1/2064	0.8%
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, 1.75%, 9/1/2029	0.8%
Massachusetts Water Resources Authority, 5.25%, 8/1/2030	0.7%
Black Belt Energy Gas District, Project No. 7, Series C-1, 4.00%, 10/1/2052	0.7%
Massachusetts Water Resources Authority, 5.00%, 8/1/2031	0.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/